Annuity Investors Life Insurance Company®

Annuity Investors® Variable Account B

The Commodore Spirit®

Individual and Group Flexible Premium Deferred Variable Annuities

Supplement Dated September 27, 2022

to Prospectus and Statement of Additional Information (“SAI”) each Dated April 29, 2022

This supplement is intended to update certain information in the prospectus and SAI for the variable annuity you own (“Contract”). All other provisions outlined in your prospectus and SAI, as supplemented, remain unchanged. Unless otherwise indicated, terms used in this supplement have the same meaning as in your Contract prospectus and SAI.

Subject to regulatory approval, effective on or about October 3, 2022, Great American Life Insurance Company will change its name to MassMutual Ascend Life Insurance Company and Great American Advisors, LLC will change is name to MM Ascend Life Investor Services, LLC.

At the same time, the following references in the Prospectus will change:

Existing Reference		New Reference
Great American Life Insurance Company	will become	MassMutual Ascend Life Insurance Company
Great American Advisors, Inc.	will become	MM Ascend Life Investor Services, LLC
GAA	will become	MMALIS

At the same time, the following references in the SAI will change:

Existing Reference		New Reference
Great American Life Insurance Company	will become	MassMutual Ascend Life Insurance Company
GALIC	will become	MMALIC
Great American Advisors, Inc.	will become	MM Ascend Life Investor Services, LLC
GAA	will become	MMALIS

Until each name change occurs, please read the Prospectus and SAI using the corresponding “existing references” listed above. For some period after each name change occurs, you may still receive correspondence or documents using the existing rather than the new name.

These name changes do not in any way affect the terms of, or the rights and obligations under, your Contract.

Also effective on or about October 3, 2022, the street address and principal executive offices for GALIC and GAA will change. When the address change goes into effect, all references in the Prospectus and SAI to 301 East Fourth Street, Cincinnati, Ohio 45202 will change to 191 Rosa Parks Street, Cincinnati, Ohio 45202.

If you have any questions about this supplement, please call 1-800-789-6771 or contact your registered representative.

Please retain this supplement for future reference.